STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY
NOTE 4. STOCKHOLDERS’ EQUITY

During 2016, certain employees authorized the Company to cancel 41,193 vested shares to satisfy withholding requirements related to such vesting.  The cancellation is recorded as a reduction to shares outstanding.  Additionally, shares of restricted stock granted above are subject to forfeiture to the Company or other restrictions that will lapse in accordance with a vesting schedule determined by our Board.

The following table summarizes restricted common stock activity:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested shares, January 1, 2016	321,252	$6.96
Granted
Vested	(73,126)	6.40
Forfeited	-	-
Non-vested shares, March 31, 2016	248,126	$7.13

NOTE 5. STOCKHOLDERS’ EQUITY

On March 3, 2015, the Company completed an underwritten public offering of 9,200,000 shares of its common stock at a price of $8.00 per share of common stock. The net proceeds to the Company from the offering were $68.3 million, after deducting underwriting discounts and commissions and offering expenses. The offering was made pursuant to the Company’s existing shelf registration statement on Form S-3, including a base prospectus, which was filed with the SEC on November 20, 2014 and declared effective on December 10, 2014, a preliminary prospectus supplement thereunder, and a registration statement on Form S-3 filed with the SEC on February 26, 2015.

On May 6, 2015, certain stockholders of the Company, including certain members of Board of Directors of the Company and their affiliates, sold 4,750,000 shares of the Company’s common stock in an underwritten secondary offering at a price of $10.00 per share. The Company did not sell any shares in the offering and did not receive any of the proceeds from the offering.

On December 22, 2014 the Company completed an underwritten public offering of 6,000,000 shares of our common stock at a price of $5.75 per share. The net proceeds to us from the offering were $32.2 million, after deducting underwriting discounts and commissions and offering expenses payable by us. The offering was made pursuant to a shelf registration statement on Form S-3, which was filed with the SEC on November 20, 2014 and declared effective on December 10, 2014, and a prospectus supplement thereunder.

During 2015 and 2014, the Company granted 15,000 and 782,500 shares, respectively, of its restricted common stock to certain of its employees in accordance with the terms of their employment agreements. The total of 797,500 shares vest over a period of three years. As these shares were granted to employees, the Company calculated the aggregate fair value of the 797,500 shares to be $4.3 million based on the trading prices of the Company’s stock at their grant dates. The allocable portion of the fair value of the stock that vested during the years ended December 31, 2015 and 2014 totaled $1.7 million and $1.3 million, respectively, and is recognized as expense in the accompanying statements of operations. As of December 31, 2015, the amount of unvested compensation related to the unvested outstanding shares of restricted common stock was $1.3 million, which will be recorded as expense in over a weighted average life of 2.25 years as the shares vest.

During 2015, certain employees authorized the Company to cancel 148,565 vested shares to satisfy withholding requirements related to such vesting.  The cancellation is recorded as a reduction to shares outstanding.  Additionally, shares of restricted stock granted above are subject to forfeiture to the Company or other restrictions that will lapse in accordance with a vesting schedule determined by our Board.

The following table summarizes restricted common stock activity:

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Non-vested shares, January 1, 2014	-	$-
Granted	782,500	7.04
Vested	-	-
Forfeited	-	-
Non-vested shares, December 31, 2014	782,500	7.04
Granted	15,000	8.44
Vested	(284,748)	4.31
Forfeited	(191,500)	6.81
Non-vested shares, December 31, 2015	321,252	$6.96

In May 2013, the Company completed a transaction in which it cancelled certain debt and sold shares of common stock. As part of the transaction, certain investors purchasing common stock received as an inducement of 2,173,134 shares of common stock with a fair value of $2.1 million for no consideration. In addition, certain creditors received 122,734 shares of common stock valued at $0.1 million to cancel warrants to acquire 122,734 shares of common stock. The aggregate fair value of $2.2 million is reflected as cost to induce exchange transaction in the accompanying statement of operations for the year ended December 31, 2013.

In July 2013, the Company issued 1,340,000 shares of common stock with a fair value of $6.7 million to the two owners of Lion Biotechnologies, then a privately owned Delaware corporation, for all of their issued and outstanding shares of common stock. In the fourth quarter of 2013, the Company issued an additional 1,350,000 shares of common stock with a fair value of $9.9 million to the two owners. The aggregate fair value of all shares issued in the transaction was $16.6 million and is reflected as cost of Lion transaction in the accompanying statement of operations for the year ended December 31, 2013.

Series A Convertible Preferred Stock

A total of 17,000 shares of Series A Convertible Preferred Stock have been authorized for issuance under the Certificate of Designation of Preferences and Rights of Series A Convertible Preferred Stock. The shares of Series A Preferred Stock have a stated value of $1,000 per share and are initially convertible into shares of common stock at a price of $2.00 per share, subject to adjustment.

The Series A Preferred Stock may, at the option of the investor, be converted into fully paid and non-assessable shares of common stock. The holders of shares of Series A Preferred Stock shall not have the right to vote on matters that come before stockholders. In the event of any dissolution or winding up of the Company, proceeds shall be paid pari passu among the holders of the shares of common stock and preferred stock, pro rata based on the number of shares held by each holder. The Company may not declare, pay or set aside any dividends on shares of capital stock of the Company (other than dividends on shares of common stock payable in shares of common stock) unless the holders of the Series A Preferred Stock shall first receive an equal dividend on each outstanding share of Series A Preferred Stock.

During the years ended December 31, 2015 and 2014, 4,000 shares and 11,306 shares, respectively, of Series A Convertible Preferred Stock were converted into 2,000,000 and 5,653,000 shares of common stock, respectively. The common shares issued were determined on a formula basis of 500 common shares for each share of Series A Convertible Preferred Stock converted.